Financial Instruments carried at Fair Value - Unrealized Gains or Losses on Level 3 Instruments Held or in Issue at the Reporting Date (Detail) - Unrealized Gains or Losses [Member] - Valuation technique unobservable parameters (Level 3) - EUR (€)
€ in Millions
	Jun. 30, 2022	Jun. 30, 2021
Financial assets held at fair value [Abstract]
Trading securities, assets	€ (433)	€ 298
Positive market values from derivative financial instruments	(1,257)	184
Other trading assets	(96)	64
Non-trading financial assets mandatory at fair value through profit and loss	453	156
Financial assets designated at fair value through profit or loss	1	1
Financial assets at fair value through other comprehensive income	0	3
Other financial assets at fair value	13	(3)
Total financial assets held at fair value	(1,318)	702
Financial liabilities held at fair value:
Trading securities, liabilities	1	0
Negative market values from derivative financial instruments	1,504	159
Other trading liabilities	45	6
Financial liabilities designated at fair value through profit or loss	(113)	14
Other financial liabilities at fair value	460	(95)
Total financial liabilities held at fair value	1,897	84
Total	€ 579	€ 785